Subsequent Events (Details) $ in Thousands			1 Months Ended		2 Months Ended	12 Months Ended
	Nov. 09, 2021 USD ($) shares	Feb. 09, 2021 USD ($) shares	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 29, 2024 shares	Jan. 31, 2024 entity	Aug. 08, 2022 shares	May 09, 2022 USD ($) pence
Disclosure of non-adjusting events after reporting period [line items]
Sale of investments held at fair value						$ 33,309	$ 118,710	$ 218,125
Karuna
Disclosure of non-adjusting events after reporting period [line items]
Sale of investments held at fair value	$ 100,125	$ 118,000			$ 115,457	$ 33,309
Common
Disclosure of non-adjusting events after reporting period [line items]
Value of shares authorized to be repurchased												$ 50,000
Stock repurchase program, purchase price per share | pence												1
Aggregated number of shares repurchased under share repurchase program (in shares) | shares						18,278,873
Common | Karuna
Disclosure of non-adjusting events after reporting period [line items]
Sale of equity instruments in other entities (in shares) | shares	750,000	1,000,000				167,579					125,000
Establishment of new entities
Disclosure of non-adjusting events after reporting period [line items]
Number of entities established | entity										2
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proposed capital return amount				$ 100,000
Major ordinary share transactions | Common
Disclosure of non-adjusting events after reporting period [line items]
Aggregated number of shares repurchased under share repurchase program (in shares) | shares									20,182,863
Sale of investment held at fair value | Karuna
Disclosure of non-adjusting events after reporting period [line items]
Sale of investments held at fair value				$ 292,672
Sale of investment held at fair value | Common | Karuna
Disclosure of non-adjusting events after reporting period [line items]
Sale of equity instruments in other entities (in shares) | shares				886,885,000
Major Financing Activity | Seaport Therapeutics
Disclosure of non-adjusting events after reporting period [line items]
Series A financing, amount			$ 100,000
Major Equity Investment | Seaport Therapeutics
Disclosure of non-adjusting events after reporting period [line items]
Purchase of equity investment			$ 32,000
Ownership interest			61.50%